UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22121

PIMCO Income Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Opportunity Fund Schedule of Investments

July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—89.6%
$450	Adjustable Rate Mortgage Trust, 3.163%, 1/25/36, CMO, VRN	Caa3/CCC	$309,005
1,392	American Home Mortgage Assets, 1.322%, 11/25/46, CMO, FRN	Caa1/CCC	645,420
£418	Auburn Securities PLC, 0.969%, 10/1/41, CMO, FRN	Aaa/AAA	566,341
$746	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	Ca/NR	375,250
	Banc of America Commercial Mortgage, Inc., CMO,
2,600	5.658%, 6/10/49, VRN (j)	Aa3/A-	2,580,163
3,000	5.889%, 7/10/44, VRN (j)	NR/A+	3,154,818
877	5.918%, 4/11/36 (a)(d)	NR/AA-	701,383
	Banc of America Funding Corp., CMO,
2,704	3.210%, 12/20/34, VRN	NR/A-	1,859,778
530	3.263%, 12/20/36, VRN	Ba3/AAA	479,950
470	3.464%, 12/20/34, VRN	NR/BB+	288,174
3,839	5.502%, 3/20/36, FRN	Caa2/B-	2,892,701
2,396	5.929%, 10/20/46, FRN	NR/CCC	1,587,937
5,000	Banc of America Large Loan, Inc.,
	1.091%, 8/15/29, CMO, FRN (a)(d)(j)	Aaa/AA	4,039,787
	Banc of America Mortgage Securities, Inc., CMO,
330	2.869%, 6/25/35, FRN	B2/NR	306,472
1,356	2.944%, 5/25/35, FRN	Caa1/NR	1,172,443
604	3.709%, 9/25/34, FRN	A2/NR	555,632
441	4.264%, 10/20/46, FRN	NR/CCC	244,355
3,394	5.060%, 6/25/35, FRN	B3/NR	3,029,051
4,659	5.50%, 4/25/34	NR/AAA	4,172,822
1,577	5.75%, 8/25/34 (j)	NR/AAA	1,314,947
€2,031	Bancaja Fondo de Titulizacion de Activos,
	0.812%, 5/22/50, CMO, FRN	Aa3/AAA	2,075,348
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
$440	3.092%, 10/25/36, VRN	NR/CCC	282,136
1,075	3.222%, 1/25/35, FRN	Aa2/AA+	917,398
252	3.245%, 9/25/34, VRN	Baa2/AA	208,221
5,000	3.577%, 10/25/35, FRN	NR/BB	4,105,678
2,033	4.774%, 5/25/34, FRN (j)	A2/A+	1,960,403
931	5.295%, 3/25/35, VRN	Caa1/BB-	770,660
415	5.437%, 9/25/34, VRN	A2/AA-	418,160
1,112	5.682%, 8/25/47, VRN	NR/CCC	797,581
377	5.926%, 6/25/47, VRN	NR/CCC	295,400
	Bear Stearns Alt-A Trust, CMO,
4,220	0.489%, 6/25/46, FRN	Caa3/CC	1,862,502
2,381	0.679%, 1/25/35, FRN (j)	Aa2/AAA	1,745,606
1,401	0.929%, 6/25/34, FRN (j)	A3/AAA	1,046,622
212	2.775%, 4/25/35, VRN	Ca/CCC	122,610
1,105	3.019%, 5/25/35, VRN	Caa2/B-	571,304
331	3.433%, 9/25/34, FRN	A1/AAA	237,313
1,401	3.539%, 9/25/34, VRN	A2/AAA	873,497
7,814	5.450%, 8/25/36, VRN (j)	Caa3/D	3,801,167
703	5.460%, 7/25/35, FRN	Caa3/CCC	495,325
1,513	5.568%, 11/25/36, VRN	Caa2/CCC	896,346
140	5.610%, 11/25/35, VRN	B1/CCC	104,600
678	5.625%, 5/25/36, VRN	Caa2/CC	337,050
1,329	6.226%, 8/25/36, VRN	Caa2/CCC	858,019

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Bear Stearns Commercial Mortgage Securities, CMO,
$2,349	0.45%, 3/15/19, FRN (a)(d)(j)	Aaa/AA	$2,199,081
2,500	5.624%, 3/13/40, VRN (a)(d)	NR/BBB	2,062,512
1,000	5.694%, 6/11/50, VRN (j)	NR/A+	1,042,056
4,200	5.717%, 6/11/40, VRN (j)	Aaa/NR	4,397,856
1,519	7.00%, 5/20/30, VRN (j)	Aaa/AAA	1,708,550
£738	Bluestone Securities PLC, 0.950%, 6/9/43, CMO, FRN	NR/AAA	966,569
$5,182	CBA Commercial Small Balance Commercial Mortgage,
	5.54%, 1/25/39, CMO (a)(d)	Ca/BB-	2,458,276
	Chase Mortgage Finance Corp., CMO,
2,000	5.50%, 11/25/21	Caa1/CCC	1,847,980
2,600	6.00%, 3/25/37	Caa3/CCC	2,192,906
1,225	Citigroup Mortgage Loan Trust, Inc., 3.626%, 3/25/37, CMO, VRN	NR/CCC	769,791
5,500	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO (j)	Aaa/A-	5,500,314
2,030	Commercial Mortgage Pass Through Certificates,
	5.306%, 12/10/46, CMO (j)	Aaa/NR	2,070,237
	Countrywide Alternative Loan Trust, CMO,
1,870	0.533%, 12/20/46, FRN	Caa1/CCC	941,600
2,058	0.579%, 6/25/37, FRN	Caa2/NR	857,746
4,590	0.677%, 11/20/35, FRN	Caa1/CCC	2,591,250
4,657	0.679%, 5/25/36, FRN	Caa3/CCC	2,444,985
378	5.50%, 10/25/35	Caa2/CCC	318,935
763	6.00%, 11/25/35	Caa3/CCC	598,777
850	6.00%, 4/25/36	Caa3/CCC	609,555
2,059	6.00%, 4/25/37	NR/CC	1,346,295
3,500	6.00%, 5/25/37	Caa2/CC	2,260,634
943	6.25%, 8/25/37	Caa3/CC	617,850
2,453	6.50%, 7/25/35	Ca/CCC	1,452,462
1,369	6.50%, 6/25/36	Ca/NR	761,039
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,851	0.649%, 3/25/35, FRN (j)	A1/AAA	1,112,376
116	0.749%, 11/25/34, FRN (a)(d)	Ba1/AAA	94,768
767	2.803%, 6/20/35, VRN	Caa3/B-	548,621
193	2.992%, 8/25/34, VRN	Ba1/B+	137,488
302	3.03%, 8/20/35, VRN	Caa3/CCC	219,070
2,524	3.731%, 3/25/37, VRN	Ca/CC	1,279,654
72	4.779%, 10/20/35, VRN	Caa3/CCC	51,666
4,009	5.084%, 11/25/35, FRN	NR/CCC	2,982,308
784	5.50%, 8/25/35	NR/CCC	665,957
2,371	5.803%, 9/25/47, VRN	NR/CCC	1,791,729
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
863	1.479%, 3/25/34, FRN	Aa2/AA+	726,720
3,218	7.50%, 5/25/32 (j)	Aaa/AAA	3,337,124
	Credit Suisse Mortgage Capital Certificates, CMO,
2,200	0.511%, 10/15/21, FRN (a)(d)(j)	Aa1/AAA	1,875,407
909	5.896%, 4/25/36	Caa1/CCC	646,919
2,000	6.215%, 2/15/41, VRN (j)	NR/AA	2,020,984
786	6.50%, 5/25/36	Caa2/D	298,406
1,013	6.50%, 7/26/36	NR/D	539,040
€5,708	DECO Series, 1.045%, 10/27/20, CMO, FRN	Aaa/AAA	6,065,719
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, CMO,
$1,394	0.479%, 2/25/47, FRN	Caa1/CCC	730,979
431	6.25%, 7/25/36, VRN	Caa1/CC	312,956

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$2,298	Deutsche Mortgage Securities, Inc., 5.50%, 9/25/33, CMO (j)	Aaa/AAA	$2,396,301
1,944	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.521%, 4/19/48, CMO, FRN	B3/CCC	663,555
	EMF-NL, CMO, FRN,
€1,000	1.646%, 4/17/41	Aa1/AA+	1,099,905
€800	1.846%, 7/17/41	NR/AA	723,784
€1,000	2.096%, 10/17/41	NR/AA+	915,155
$1,794	Falcon Franchise Loan LLC, 4.856%, 1/5/25, CMO (a)(d)	Ba1/NR	1,628,091
	First Horizon Alternative Mortgage Securities, CMO,
467	2.289%, 2/25/36, FRN	Ba1/CCC	298,721
1,448	2.375%, 2/25/35, FRN (j)	NR/BBB-	1,168,188
680	2.439%, 8/25/35, FRN	B1/CCC	174,665
3,971	5.492%, 11/25/36, FRN	NR/D	2,166,536
1,048	6.079%, 5/25/36, FRN	Caa2/NR	519,446
472	6.25%, 11/25/36	NR/CCC	372,660
	First Horizon Asset Securities, Inc., CMO,
2,887	5.451%, 1/25/37, FRN	NR/CCC	2,346,341
377	5.50%, 8/25/35	C/NR	61,326
626	5.871%, 7/25/37, FRN	NR/CC	519,898
	GMAC Mortgage Corp. Loan Trust, CMO, FRN,
494	3.289%, 6/25/34	NR/AAA	416,520
591	3.322%, 6/25/34	NR/AAA	500,934
263	3.370%, 7/19/35	Caa2/CCC	240,272
2,493	Greenpoint Mortgage Funding Trust,
	0.509%, 1/25/37, CMO, FRN	Ba1/A-	1,446,163
	Greenwich Capital Commercial Funding Corp., CMO (j),
2,000	0.488%, 11/5/21, FRN (a)(d)	NR/BBB-	1,753,233
3,000	5.224%, 4/10/37, VRN	Aaa/AA+	3,167,092
3,000	5.444%, 3/10/39	Aaa/A	3,084,967
140	GS Mortgage Securities Corp. II,
	1.398%, 3/6/20, CMO, FRN (a)(d)	NR/BB	119,370
	GSR Mortgage Loan Trust, CMO,
1,501	0.779%, 7/25/37, FRN	NR/CCC	999,066
80	3.516%, 12/25/34, VRN	Baa3/BBB-	52,691
4,236	5.002%, 1/25/36, VRN (j)	NR/B+	3,499,193
132	6.00%, 9/25/34	NR/AAA	107,420
	Harborview Mortgage Loan Trust, CMO,
4,205	0.531%, 2/19/46, FRN (j)	Baa3/AAA	2,255,269
7,686	0.551%, 11/19/36, FRN	B3/B-	4,688,965
302	0.661%, 1/19/35, FRN	Baa2/AAA	178,577
836	0.901%, 6/19/34, FRN	Aa2/AAA	589,485
3,314	5.75%, 6/19/36, VRN	Caa3/D	1,940,507
801	5.75%, 8/19/36, VRN	NR/CCC	558,640
900	Homebanc Mortgage Trust, 0.579%, 3/25/35, CMO, FRN	Aa3/AA-	602,578
€1,370	IM Pastor FTH, 0.872%, 3/22/44, CMO, FRN	Aa2/AA	1,431,530
$3,367	Indymac INDA Mortgage Loan Trust,
	4.945%, 12/25/36, CMO, VRN	Caa1/CCC	2,452,763
	Indymac Index Mortgage Loan Trust, CMO,
950	1.189%, 9/25/34, FRN	Baa3/BBB+	549,216
280	5.308%, 5/25/37, VRN	Caa3/CC	161,681
3,000	5.683%, 11/25/36, VRN	Caa1/CCC	2,097,298
679	5.75%, 5/25/37, FRN	Ca/CC	129,963
	JLOC Ltd., CMO, FRN,
¥34,839	0.466%, 1/15/15 (b)	Aa2/AA	304,030
¥103,921	0.505%, 2/16/16	Aaa/AAA	923,881

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	JPMorgan Alternative Loan Trust, CMO, VRN,
$1,599	5.50%, 11/25/36	Ba3/CCC	$1,443,088
1,093	5.904%, 5/25/36	NR/CCC	696,176
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
5,000	0.791%, 7/15/19, FRN (a)(d)(j)	Aa2/NR	3,800,442
3,000	5.42%, 1/15/49 (j)	Aaa/NR	3,010,689
4,000	5.654%, 3/18/51, VRN (a)(d)(j)	Aa3/NR	3,301,787
100	5.794%, 2/12/51, VRN	Aaa/A+	104,250
	JPMorgan Mortgage Trust, CMO,
757	4.778%, 7/25/35, VRN	B3/B+	701,666
3,000	4.919%, 11/25/35, VRN	Caa1/B+	2,298,482
1,175	5.351%, 6/25/37, VRN	NR/CCC	929,961
130	5.398%, 10/25/36, VRN	Caa2/NR	83,328
2,729	5.50%, 11/25/34 (j)	Aaa/NR	1,818,238
2,756	5.724%, 5/25/36, VRN	Caa2/NR	2,364,392
	Landmark Mortgage Securities PLC, CMO, FRN,
€893	0.943%, 6/17/38	NR/AAA	952,983
£2,342	0.952%, 6/17/38	NR/AAA	3,015,303
$500	LB Commercial Conduit Mortgage Trust,
	5.950%, 7/15/44, CMO, VRN	Aaa/A	507,091
	LB-UBS Commercial Mortgage Trust, CMO (j),
1,277	5.347%, 11/15/38	NR/AAA	1,337,911
2,000	5.43%, 2/15/40	NR/A+	2,026,292
5,047	Lehman Mortgage Trust, 6.00%, 5/25/37, CMO	NR/D	3,135,023
	MASTR Adjustable Rate Mortgage Trust, CMO,
2,006	0.539%, 4/25/46, FRN	Ba1/A	1,057,590
1,220	1.142%, 1/25/47, FRN	Caa2/CCC	557,344
110	2.451%, 12/25/33, FRN	A1/AAA	76,700
206	2.875%, 1/25/34, FRN	Aaa/AAA	186,826
1,638	3.327%, 10/25/34, VRN	NR/A	1,314,109
3,050	Merrill Lynch Mortgage Investors, Inc.,
	5.062%, 12/25/35, CMO, VRN	NR/B+	2,062,854
900	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO	NR/A+	920,196
711	MLCC Mortgage Investors, Inc., 5.761%, 5/25/36, CMO, FRN	B3/AAA	647,519
	Morgan Stanley Capital I, CMO,
2,880	5.385%, 3/12/44, VRN (j)	Aaa/AAA	3,122,288
645	5.569%, 12/15/44	NR/A+	615,289
3,000	5.692%, 4/15/49, VRN (j)	Aaa/A-	3,003,632
	Morgan Stanley Mortgage Loan Trust, CMO,
1,546	2.552%, 7/25/35, VRN	NR/B-	1,094,773
778	3.268%, 1/25/35, VRN	NR/CCC	95,584
1,257	5.75%, 12/25/35	Caa3/CCC	734,374
1,000	6.00%, 8/25/37	NR/CCC	840,385
	Morgan Stanley Reremic Trust, CMO, VRN (a)(d)(j),
5,600	5.808%, 8/12/45	Aaa/NR	6,021,920
1,400	5.808%, 8/12/45	A1/NR	1,198,944
742	Prime Mortgage Trust, 7.00%, 7/25/34, CMO	Ba1/B-	735,935
2,000	Prudential Securities Secured Financing Corp.,
	6.755%, 6/16/31, CMO, VRN (a)(d)	NR/NR	1,966,155
	RBSCF Trust, CMO, VRN (a)(d)(g),
2,000	5.223%, 8/16/48	NR/NR	1,775,417
937	5.331%, 2/16/44	NR/NR	818,759
2,512	RBSSP Resecuritization Trust,
	0.647%, 3/26/35, CMO, FRN (a)(d)	NR/NR	1,850,138

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
£1,596	Real Estate Capital PLC, 0.934%, 7/15/16, CMO, FRN	NR/AAA	$2,106,088
$95	Regal Trust IV, 3.359%, 9/29/31, CMO, FRN (a)(d)	NR/NR	89,550
	Residential Accredit Loans, Inc., CMO,
670	0.509%, 6/25/46, FRN	Caa1/CCC	255,410
1,496	0.659%, 4/25/37, FRN	Caa3/D	667,629
1,826	0.729%, 10/25/45, FRN	B1/B-	981,584
382	5.50%, 4/25/37	Caa3/D	210,108
1,559	6.00%, 8/25/35	NR/CCC	1,246,324
1,619	6.00%, 1/25/37	Caa2/D	985,283
1,239	Residential Asset Securitization Trust,
	6.00%, 3/25/37, CMO	NR/CC	836,327
	Residential Funding Mortgage Securities I, CMO,
1,058	5.770%, 7/27/37, VRN	NR/CCC	800,166
2,192	6.00%, 6/25/37	NR/CC	1,760,699
	RMAC Securities PLC, CMO, FRN,
€1,126	0.868%, 6/12/44	Aa1/AAA	1,344,508
£1,248	0.881%, 6/12/44	Aa1/AAA	1,811,236
	Salomon Brothers Mortgage Securities VII, Inc.,
$1,447	6.50%, 2/25/29, CMO (j)	NR/AAA	1,483,728
	Sequoia Mortgage Trust, CMO,
2,486	0.538%, 7/20/36, FRN	B1/BBB+	1,882,253
3,748	0.558%, 3/20/35, FRN (j)	Baa2/AAA	3,102,084
1,049	5.521%, 1/20/38, VRN	NR/CC	698,218
	Structured Adjustable Rate Mortgage Loan Trust, CMO, VRN,
63	2.661%, 8/25/34	A3/AA	55,274
4,617	5.813%, 11/25/36	NR/CC	3,512,810
6,211	5.857%, 4/25/36	NR/CC	4,336,921
3,021	5.930%, 1/25/36	NR/CCC	2,278,885
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
66	0.529%, 9/25/47	Aa3/BBB	64,989
4,841	0.539%, 8/25/36	Caa1/CCC	2,831,080
393	0.559%, 5/25/45	Ba1/AAA	245,951
1,166	0.671%, 10/19/34 (j)	Aa1/AAA	1,029,157
	Structured Asset Securities Corp., CMO (j),
2,828	0.829%, 5/25/33, FRN	NR/AAA	2,094,764
1,207	2.534%, 1/25/34, VRN	A2/AA	990,010
1,189	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.944%, 10/25/37, CMO, FRN	B3/CCC	910,971
€232	Talisman Finance PLC, 1.035%, 4/22/17, CMO, FRN	A3/AAA	221,316
$812	TBW Mortgage Backed Pass Through Certificates,
	6.00%, 7/25/36, CMO	NR/D	479,026
1,000	UBS Commercial Mortgage Trust,
	0.916%, 7/15/24, CMO, FRN (a)(d)	Aa1/BB+	798,282
	Wachovia Bank Commercial Mortgage Trust, CMO,
511	0.431%, 9/15/21, FRN (a)(d)	Aaa/AA+	466,064
5,000	0.461%, 9/15/21, FRN (a)(d)(j)	A1/A+	4,074,772
3,396	1.341%, 9/15/21, FRN (a)(d)(j)	B1/CCC-	2,772,754
3,490	5.738%, 5/15/43, VRN (j)	Aaa/NR	3,754,057
	WaMu Mortgage Pass Through Certificates, CMO,
86	0.619%, 10/25/45, FRN	Aa2/AAA	67,289
349	0.795%, 5/25/44, FRN	Aa2/AAA	246,476
275	2.386%, 3/25/33, FRN	Aaa/AAA	243,419
860	3.075%, 7/25/42, FRN	Aa3/AAA	744,025
4,727	3.325%, 7/25/46, FRN (j)	Ba2/B-	3,156,277

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$4,062	3.629%, 7/25/37, FRN	NR/CC	$2,500,063
3,299	5.307%, 2/25/37, VRN	NR/CCC	2,428,917
1,761	5.464%, 3/25/37, VRN	NR/CCC	1,272,254
4,674	5.518%, 6/25/37, FRN (j)	NR/CCC	3,371,329
7,991	5.546%, 2/25/37, VRN (j)	NR/CC	5,776,381
940	5.686%, 11/25/36, FRN	NR/CCC	688,416
3,776	5.748%, 7/25/37, FRN	NR/CCC	3,017,212
2,168	5.780%, 2/25/37, FRN	NR/CCC	1,551,262
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
1,466	1.252%, 10/25/46, FRN	Caa3/CCC	660,070
5,287	5.50%, 7/25/35	Caa2/B+	4,227,521
78	Washington Mutual MSC Mortgage Pass Through Certificates,
	2.225%, 6/25/33, CMO, FRN	Aaa/AAA	48,199
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,597	0.829%, 7/25/37, FRN	B3/NR	993,178
84	4.115%, 4/25/36, VRN	NR/CCC	76,871
186	4.115%, 4/25/36, VRN	NR/BB	158,877
5,541	5.468%, 7/25/36, FRN (j)	NR/CCC	4,323,054
158	5.50%, 1/25/36	Ca/NR	69,879
102	5.547%, 9/25/36, FRN	NR/CCC	82,878
281	5.554%, 10/25/36, FRN	Caa2/NR	231,463
3,052	5.868%, 9/25/36, FRN	Caa2/NR	2,453,598
104	5.885%, 10/25/36, FRN	Caa2/NR	83,798
	Total Mortgage-Backed Securities (cost—$301,516,741)		323,695,215

CORPORATE BONDS & NOTES—53.2%
Airlines—7.4%
2,500	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)(j)	B2/B	2,675,000
	American Airlines Pass Through Trust (j),
10,957	6.817%, 11/23/12	B2/BB-	10,984,393
1,474	8.608%, 10/1/12	Ba3/B+	1,503,480
	Continental Airlines Pass Through Trust (j),
1,120	7.707%, 10/2/22	Baa2/BBB	1,150,645
1,107	8.048%, 5/1/22	Baa2/BBB	1,173,558
1,967	Delta Air Lines, Inc., 7.75%, 6/17/21 (j)	Baa2/A-	2,134,433
975	Northwest Airlines, Inc., 1.215%, 11/20/15, FRN (MBIA)(j)	Baa2/BBB-	864,493
	United Air Lines Pass Through Trust (j),
2,855	9.75%, 1/15/17	Ba1/BBB	3,087,160
2,924	10.40%, 5/1/18	Ba1/BBB	3,186,693
			26,759,855

Banking—8.4%
	Barclays Bank PLC,
3,000	6.05%, 12/4/17 (a)(d)(j)	Baa1/A	3,141,219
£900	14.00%, 6/15/19 (h)	Baa2/A-	1,846,432
$7,300	Discover Bank, 7.00%, 4/15/20 (j)	Ba1/BBB-	7,785,414
	Rabobank Nederland NV,
€3,000	6.875%, 3/19/20	NR/NR	3,684,786
$6,875	11.00%, 6/30/19 (a)(d)(h)(j)	A2/AA-	8,701,371
5,000	Regions Financial Corp., 7.75%, 11/10/14 (j)	Baa3/BBB-	5,356,395
			30,515,617

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Energy—1.6%
$5,000	Power Sector Assets & Liabilities Management Corp.,
	7.25%, 5/27/19	Ba3/BB-	$5,791,855

Financial Services—17.9%
	Ally Financial, Inc. (j),
4,500	6.625%, 5/15/12	B3/B	4,565,664
1,850	6.75%, 12/1/14	B3/B	1,838,208
2,500	6.875%, 9/15/11	B3/B	2,551,160
5,000	8.30%, 2/12/15 (a)(d)	B3/B	5,275,000
3,000	American General Finance Corp., 0.787%, 12/15/11, FRN (j)	B2/B	2,765,760
	AngloGold Ashanti Holdings PLC,
300	5.375%, 4/15/20	Baa3/BBB-	311,953
800	6.50%, 4/15/40 (j)	Baa3/BBB-	833,527
2,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a)(d)(j)	Baa3/BBB	2,079,702
	CIT Group, Inc.,
2,299	7.00%, 5/1/13 (j)	B3/B+	2,287,892
449	7.00%, 5/1/14	B3/B+	438,979
449	7.00%, 5/1/15	B3/B+	435,048
748	7.00%, 5/1/16	B3/B+	716,660
1,048	7.00%, 5/1/17 (j)	B3/B+	992,846
	Ford Motor Credit Co. LLC (j),
3,000	3.277%, 1/13/12, FRN	Ba3/B-	2,943,750
6,500	7.25%, 10/25/11	Ba3/B-	6,720,474
4,600	7.80%, 6/1/12	Ba3/B-	4,816,651
2,525	9.875%, 8/10/11	Ba3/B-	2,664,367
8,150	International Lease Finance Corp., 4.75%, 1/13/12 (j)	B1/BB+	7,905,500
2,500	Morgan Stanley, 1.006%, 10/15/15, FRN (j)	A2/A	2,277,800
	SLM Corp.,
940	0.728%, 10/25/11, FRN (j)	Ba1/BBB-	900,826
220	4.686%, 6/15/13, FRN	Ba1/BBB-	193,772
200	4.686%, 12/15/13, FRN	Ba1/BBB-	167,674
€3,000	4.75%, 3/17/14	Ba1/BBB-	3,470,880
$1,000	8.00%, 3/25/20	Ba1/BBB-	888,921
4,700	8.45%, 6/15/18 (j)	Ba1/BBB-	4,384,865
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h)(j)	Baa3/BBB-	2,381,250
			64,809,129

Healthcare & Hospitals—0.9%
3,000	HCA, Inc., 8.50%, 4/15/19	Ba3/BB	3,330,000

Hotels/Gaming—2.2%
1,600	MGM Resorts International, 9.00%, 3/15/20 (a)(d)(j)	B1/B	1,688,000
6,085	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)(j)	Baa3/BB	6,154,400
			7,842,400

Insurance—4.9%
	American International Group, Inc.,
2,000	0.635%, 10/18/11, FRN (j)	A3/A-	1,944,098
6,200	5.85%, 1/16/18 (j)	A3/A-	5,921,000
1,650	6.25%, 5/1/36 (j)	A3/A-	1,443,750
6,400	8.25%, 8/15/18 (j)	A3/A-	6,896,000

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance (continued)
£1,150	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	$1,521,857
			17,726,705

Oil & Gas—4.0%
	Anadarko Petroleum Corp.,
$600	6.20%, 3/15/40	Ba1/BBB-	534,532
4,200	6.45%, 9/15/36 (j)	Ba1/BBB-	3,787,972
6,900	BP Capital Markets PLC, 4.75%, 3/10/19 (j)	A2/A	6,511,150
958	Global Geophysical Services, Inc., 10.50%, 5/1/17 (a)(d)	B3/B	953,210
2,500	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (j)	Baa2/BBB	2,734,985
			14,521,849

Paper & Forest Products—0.6%
2,000	Weyerhaeuser Co., 7.375%, 3/15/32 (j)	Ba1/BBB-	2,004,866

Real Estate Investment Trust—1.3%
4,750	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (a)(d)(j)	Ba2/BB+	4,678,854

Retail—1.0%
2,977	CVS Pass Through Trust, 7.507%, 1/10/32 (a)(d)(j)	Baa2/BBB+	3,439,406

Software—0.4%
2,000	First Data Corp., 9.875%, 9/24/15 (j)	Caa1/B-	1,620,000

Telecommunications—2.0%
2,000	Frontier Communications Corp., 9.00%, 8/15/31 (j)	Ba2/BB	2,060,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14 (j)	Ba3/B+	2,060,000
2,800	Telecom Italia Capital S.A., 7.20%, 7/18/36 (j)	Baa2/BBB	2,978,590
			7,098,590

Utilities—0.6%
2,000	Energy Future Holdings Corp., 10.00%, 1/15/20 (a)(d)	Caa3/B+	2,010,000
	Total Corporate Bonds & Notes (cost—$172,179,881)		192,149,126

ASSET-BACKED SECURITIES—16.3%
864	Access Financial Manufactured Housing Contract Trust,
	7.65%, 5/15/21	Caa2/NR	745,269
2,286	Accredited Mortgage Loan Trust, 0.509%, 4/25/36, FRN	Caa2/B	1,566,219
1,554	ACE Securities Corp., 0.729%, 8/25/45, FRN (j)	NR/AAA	1,434,668
	Advanta Business Card Master Trust, FRN,
1,000	0.588%, 6/20/14	Ca/CCC-	791,547
1,000	0.588%, 12/22/14	Ca/CCC-	791,547
870	American Express Credit Account Master Trust,
	0.621%, 3/17/14, FRN (a)(d)	Baa2/BBB+	866,378
	Asset Backed Funding Certificates, FRN,
16	0.609%, 10/25/33	Aaa/AAA	13,141
2,220	0.879%, 8/25/33 (j)	Aa2/AA	1,752,732
	Bear Stearns Asset Backed Securities Trust,
565	0.829%, 9/25/34, FRN	NR/BBB	439,727
1,654	0.829%, 9/25/34, FRN	NR/A	1,295,545
1,747	3.991%, 7/25/36, VRN	NR/CC	834,216
1,073	Bear Stearns Second Lien Trust, 0.549%, 12/25/36, FRN (a)(d)	B3/B	848,178
	Conseco Finance Securitizations Corp.,
1,863	7.27%, 9/1/31	Caa1/CCC-	1,895,823

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$685	7.96%, 2/1/32	Ca/CCC-	$587,435
343	7.97%, 5/1/32	Ca/CCC-	263,350
3,970	8.06%, 5/1/31	Ca/NR	3,251,169
	Conseco Financial Corp.,
359	6.22%, 3/1/30	NR/BBB-	373,091
436	6.33%, 11/1/29, VRN	Baa2/NR	444,266
291	6.53%, 2/1/31, VRN	NR/CCC-	277,780
290	6.86%, 3/15/28	A2/NR	305,868
461	7.05%, 1/15/27	B3/B	420,129
1,457	7.14%, 3/15/28 (j)	Baa1/NR	1,520,067
1,060	7.24%, 6/15/28, VRN	Baa1/NR	1,133,355
1,240	7.40%, 6/15/27 (j)	A2/AA	1,292,818
173	7.65%, 10/15/27, VRN	Aa1/AAA	175,382
	Countrywide Asset-Backed Certificates,
33	0.479%, 3/25/47, FRN	Caa3/B-	21,553
1,489	0.669%, 12/25/36, FRN (a)(d)	NR/CCC	703,646
1,825	0.719%, 11/25/34, FRN (j)	Aaa/AAA	1,592,241
581	0.889%, 8/25/32, FRN	Aa2/CCC	339,457
275	4.693%, 10/25/35, VRN	B1/AAA	248,908
1,703	Countrywide Home Equity Loan Trust, 0.691%, 3/15/29, FRN (j)	Baa2/BBB-	1,447,535
32	Credit-Based Asset Servicing and Securitization LLC,
	0.419%, 7/25/36, FRN	Baa2/AAA	31,118
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	949,666
533	GSAA Trust, 0.599%, 6/25/35, FRN	B2/AA+	401,736
1,167	GSAMP Trust, 0.629%, 5/25/36, FRN (a)(d)	NR/A	942,632
	Home Equity Asset Trust, FRN,
20	0.379%, 3/25/37	Aa2/AAA	19,284
204	2.729%, 10/25/33	Ba1/B-	148,113
6,500	Indymac Residential Asset Backed Trust, 0.649%, 4/25/37, FRN	Caa2/CCC	2,708,482
	JPMorgan Mortgage Acquisition Corp., FRN,
34	0.379%, 7/25/36	Aaa/AAA	33,430
219	0.379%, 10/25/36	Ba1/B-	208,867
15	0.409%, 8/25/36	Ba3/CCC	4,345
491	Lehman XS Trust, 0.429%, 10/25/36, FRN	Caa1/CC	455,695
	Long Beach Mortgage Loan Trust, FRN,
1,471	0.489%, 10/25/36	Ca/CCC	538,169
730	2.804%, 3/25/32	B3/NR	227,876
2,955	Loomis Sayles CBO, 0.728%, 10/26/20, FRN (a)(d)	Aa1/A+	2,602,670
	MASTR Asset Backed Securities Trust,
1,000	0.699%, 6/25/35, FRN	Aaa/AAA	893,243
879	5.233%, 11/25/35	A1/BBB	786,960
7,355	Merrill Lynch First Franklin Mortgage Loan Trust,
	0.569%, 5/25/37, FRN	Ca/CCC	3,429,894
421	Morgan Stanley ABS Capital I, 0.509%, 1/25/36, FRN	Caa2/B-	366,160
2,668	Morgan Stanley Dean Witter Capital I, 1.754%, 2/25/33, FRN (j)	Aa2/AA	1,646,570
	Oakwood Mortgage Investors, Inc.,
46	0.571%, 5/15/13, FRN	Caa1/B-	33,465
1,815	8.00%, 10/15/26 (j)	NR/AAA	1,852,225
	Option One Mortgage Loan Trust,
16	0.449%, 2/25/38, FRN	Aaa/A	15,310
2,300	0.469%, 2/25/37, FRN	B3/CCC	954,982
79	5.662%, 1/25/37	B3/CC	30,607

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$5,000	Origen Manufactured Housing, 7.65%, 3/15/32	B2/NR	$5,113,415
1,740	Popular ABS Mortgage Pass Through Trust,
	0.609%, 7/25/35, FRN (j)	Ba1/AAA	1,123,646
477	Quest Trust, 1.229%, 6/25/34, FRN (a)(d)	Aa2/AA	470,810
	Residential Asset Mortgage Products, Inc.,
71	4.02%, 4/25/33, VRN	Baa3/CCC	63,023
1,645	5.22%, 7/25/34, VRN	B3/CCC	1,451,505
1,851	5.86%, 11/25/33 (j)	Aa3/AAA	1,486,630
	Residential Asset Securities Corp.,
67	0.519%, 3/25/36, FRN	Ba1/AAA	61,679
36	4.47%, 3/25/32, VRN	Aaa/AAA	35,028
571	Securitized Asset Backed Receivables LLC Trust,
	0.559%, 2/25/37, FRN	Ca/CCC	270,533
414	Specialty Underwriting & Residential Finance,
	0.579%, 9/25/36, FRN	Ba3/A	382,163
1,226	Structured Asset Securities Corp., 0.629%, 6/25/35, FRN	Baa1/AA+	825,395
741	UCFC Home Equity Loan, 7.75%, 4/15/30, VRN	A2/B-	444,914
	Total Asset-Backed Securities (cost—$53,084,096)		58,683,280

U.S. GOVERNMENT AGENCY SECURITIES—11.9%
387	Freddie Mac,
	6.00%, 4/15/36, CMO	Aaa/AAA	424,604
	Ginnie Mae,
10	6.00%, 12/15/32, MBS	Aaa/AAA	11,091
13	6.00%, 11/15/34, MBS	Aaa/AAA	14,781
276	6.00%, 12/15/36, MBS (j)	Aaa/AAA	302,954
2,235	6.00%, 2/15/37, MBS (j)	Aaa/AAA	2,453,182
820	6.00%, 6/15/37, MBS (j)	Aaa/AAA	899,153
951	6.00%, 8/15/37, MBS (j)	Aaa/AAA	1,042,190
541	6.00%, 10/15/37, MBS (j)	Aaa/AAA	593,446
2,529	6.00%, 12/15/37, MBS (j)	Aaa/AAA	2,771,923
165	6.00%, 3/15/38, MBS (j)	Aaa/AAA	180,857
285	6.00%, 4/15/38, MBS (j)	Aaa/AAA	312,855
259	6.00%, 5/15/38, MBS (j)	Aaa/AAA	283,601
34	6.00%, 6/15/38, MBS (j)	Aaa/AAA	37,031
859	6.00%, 7/15/38, MBS (j)	Aaa/AAA	941,799
8,783	6.00%, 9/15/38, MBS (j)	Aaa/AAA	9,624,105
747	6.00%, 10/15/38, MBS (j)	Aaa/AAA	818,203
1,158	6.00%, 11/15/38, MBS (j)	Aaa/AAA	1,268,898
4,115	6.00%, 12/15/38, MBS (j)	Aaa/AAA	4,509,064
2,545	6.00%, 10/15/39, MBS (j)	Aaa/AAA	2,788,693
1,496	6.00%, 12/15/39, MBS (j)	Aaa/AAA	1,639,540
11,000	6.00%, MBS, TBA (e)	Aaa/AAA	12,055,406
	Total U.S. Government Agency Securities (cost—$42,092,675)		42,973,376

SENIOR LOANS (a)(c)—4.5%
Computer Services—0.5%
	First Data Corp., Term B1,
88	3.066%, 9/24/14		76,515
1,857	3.079%, 9/24/14		1,620,902
			1,697,417

Financial Services—3.3%
6,000	American General Finance Corp., 7.25%, 4/21/15 (e)		5,933,436

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	CIT Group, Inc.,
$1,100	9.50%, 1/20/12, Term 2A		$1,126,258
	International Lease Finance Corp.,
2,900	6.75%, 3/17/15, Term B1		2,925,375
2,100	7.00%, 3/17/16, Term B2		2,106,999
			12,092,068

Printing/Publishing—0.1%
515	Tribune Co., 5.00%, 6/4/24, Term X (b)(f)(k)
	(acquisition cost-$499,096; purchased 11/30/07-2/27/09)		321,310

Telecommunications—0.2%
727	Supermedia, Inc., 11.00%, 12/31/15		614,897

Utilities—0.4%
2,000	Texas Competitive Electric Holdings Co. LLC, 3.845%, 10/10/14		1,547,500
	Total Senior Loans (cost—$16,678,958)		16,273,192

Shares
CONVERTIBLE PREFERRED STOCK—4.3%
Financial Services—3.9%
14,500	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (h)	Ba1/A-	14,137,500

Utilities—0.4%
25,500	PPL Corp., 9.50%, 7/1/13	NR/NR	1,421,194
	Total Convertible Preferred Stock (cost—$10,478,225)		15,558,694

Principal
Amount
(000s)
MUNICIPAL BONDS—0.8%
California—0.2%
$775	Statewide Communities Dev. Auth. Rev.,
	Lancer Student Housing Project, 9.50%, 6/1/14, Ser. B	NR/NR	791,624

West Virginia—0.6%
3,040	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	2,254,525
	Total Municipal Bonds (cost—$3,689,386)		3,046,149

SOVEREIGN DEBT OBLIGATIONS—0.4%
Brazil—0.4%
BRL 2,652	Brazil Notas do Tesouro Nacional,
	10.00%, 1/1/12, Ser. F (cost—$1,465,169)	Baa3/NR	1,476,542

Shares
PREFERRED STOCK—0.2%
Financial Services—0.2%
	SLM Corp., CPI-Linked MTN, Ser. A (l),
32,400	3.053%, 3/15/17	Ba1/BBB-	547,560
8,500	3.103%, 1/16/18	Ba1/NR	144,500
	Total Preferred Stock (cost—$460,125)		692,060

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
U.S. TREASURY OBLIGATIONS (i)—0.1%
$336	U.S. Treasury Notes, 1.00%, 9/30/11 (cost—$336,758)		$338,533

SHORT-TERM INVESTMENTS—7.9%
Corporate Notes—6.8%
Financial Services—6.7%
2,000	Ally Financial, Inc., 7.25%, 3/2/11 (j)	B3/B	2,037,236
€2,000	American General Finance Corp., 4.625%, 6/22/11	B2/NR	2,510,656
€2,000	Green Valley Ltd., 4.41%, 1/10/11, FRN (a)(b)(d)(k)
	(acquisition cost-$2,938,700; purchased 12/11/07)	NR/BB+	2,594,472
	International Lease Finance Corp. (j),
$4,000	4.875%, 9/1/10	B1/BB+	4,010,000
4,900	4.95%, 2/1/11	B1/BB+	4,881,625
8,000	5.45%, 3/24/11	B1/BB+	7,980,000
			24,013,989

Oil & Gas—0.1%
500	BP Capital Markets PLC, 0.667%, 4/11/11, FRN	A2/NR	488,624
	Total Corporate Notes (cost—$23,736,503)		24,502,613

U.S. Government Agency Securities—0.8%
320	Fannie Mae, 0.297%, 8/5/10, FRN	Aaa/AAA	320,002
	Freddie Mac, FRN (i),
23	0.254%, 5/4/11	Aaa/AAA	23,031
2,470	0.581%, 4/7/11	Aaa/AAA	2,473,090
	Total U.S. Government Agency Securities (cost—$2,815,742)		2,816,123

U.S. Treasury Bills (i)—0.2%
880	0.188%-0.19%, 1/13/11-1/20/11 (cost—$879,233)		879,277

Repurchase Agreements—0.1%
300	Deutsche Bank Securities, Inc., dated 7/30/10, 0.22%, due 8/2/10, proceeds $300,006; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $307,631, including accrued interest (cost—$300,000)		300,000
	Total Short-Term Investments (cost—$27,731,478)		28,498,013

	Total Investments (cost—$629,713,492)—189.2%		683,384,180
	Liabilities in excess of other assets—(89.2%)		(322,098,666)
	Net Assets—100%		$361,285,514

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $111,965,032, representing 31.0% of net assets.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after July 31, 2010.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $2,594,176, representing 0.7% of net assets.

(h)	Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for swaps.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $3,437,796 and the aggregate market value is $2,915,782, representing 0.8% of net assets.

(l)	Floating Rate. The rate disclosed reflects the rate in effect on July 31, 2010.

Glossary:

ABS—Asset-Backed Securities

BRL—Brazilian Real

£—British Pound

CMO—Collateralized Mortgage Obligation

CPI—Consumer Price Index

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2010.

¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

MTN—Medium Term Note

NR—Not Rated

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2010.

Other Investments:

(A) Credit default swap agreements:

Buy protection swap agreements outstanding at July 31, 2010 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Paid	Depreciation
Morgan Stanley:
Dow Jones CDX HY-14 5-Year Index	$10,000	5.56%	6/20/15	(5.00)%	$166,690	$220,000	$(53,310)

Sell protection swap agreements outstanding at July 31, 2010 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Received	(Depreciation)
Barclays Bank:
Gazprom	$1,250	2.52%	12/20/17	1.90%	$(45,955)	—	$(45,955)
VTB Capital	1,250	3.52%	12/20/17	2.34%	(81,699)	—	(81,699)
Citigroup:
Majapahit Holding	3,000	3.03%	12/20/17	2.65%	(59,973)	—	(59,973)
Republic of Indonesia	3,000	1.68%	12/20/17	2.14%	95,778	—	95,778
SLM	2,500	6.43%	12/20/13	5.00%	(87,847)	$(385,000)	297,153
Credit Suisse First Boston:
TNK	1,500	3.89%	12/20/17	3.15%	(60,738)	—	(60,738)
Deutsche Bank:
ING Bank	€5,000	1.55%	6/20/11	1.40%	2,230	—	2,230
SLM	$1,400	6.43%	12/20/13	5.00%	(49,194)	(196,000)	146,806
Merrill Lynch:
Dow Jones CDX HY-9 5-Year Index 35-100%	9,627	1.12%	12/20/12	1.44%	88,682	—	88,682
SLM	7,000	6.43%	12/20/13	5.00%	(245,972)	(857,500)	611,528
					$(444,688)	$(1,438,500)	$993,812

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B) Forward foreign currency contracts outstanding at July 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2010	(Depreciation)
Purchased:
10,119,000 Japanese Yen settling 8/23/10	Royal Bank of Scotland	$116,840	$116,786	$(54)
68,899 South African Rand settling 10/28/10	Barclays Bank	8,692	9,299	607
Sold:
7,177,000 British Pound settling 9/23/10	Bank of America	10,636,529	11,237,273	(600,744)
957,000 British Pound settling 9/23/10	Citigroup	1,431,988	1,498,408	(66,420)
2,802,000 Euro settling 10/26/10	BNP Paribas	3,617,861	3,649,786	(31,925)
18,221,000 Euro settling 10/26/10	UBS	23,519,029	23,734,028	(214,999)
103,676,000 Japanese Yen settling 8/23/10	HSBC Bank	1,172,010	1,196,546	(24,536)
223,567,350 Russian Ruble settling 10/14/10	Citigroup	7,204,297	7,338,057	(133,760)
				$(1,071,831)

(C) Open reverse repurchase agreements at July 31, 2010 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.48%	7/28/10	8/27/10	$2,978,448	$2,978,250
	0.49%	7/12/10	8/11/10	437,125	437,000
	0.50%	7/9/10	8/10/10	2,886,587	2,885,625
	0.68%	7/23/10	8/24/10	3,900,737	3,900,000
	0.68%	7/27/10	8/25/10	3,400,495	3,400,110
	0.69%	7/19/10	8/18/10	2,515,050	2,514,375
	0.70%	7/9/10	8/10/10	3,143,490	3,142,024
	0.93%	7/27/10	8/25/10	8,742,355	8,741,000
	0.95%	7/7/10	8/6/10	8,951,137	8,945,000
	0.95%	7/19/10	8/18/10	5,804,143	5,802,000
	1.10%	7/28/10	8/27/10	4,075,623	4,075,000
Barclays Bank	(0.50)%	7/1/10	6/30/12	2,375,944	2,377,000
	0.48%	7/9/10	8/9/10	4,109,315	4,108,000
	0.48%	7/16/10	8/16/10	628,049	627,907
	0.48%	7/21/10	8/20/10	2,550,408	2,550,000

	0.48%	7/23/10	8/24/10	4,506,601	4,506,000
	0.48%	7/29/10	8/30/10	2,028,108	2,028,000
	0.70%	7/12/10	8/11/10	8,065,292	8,062,000
	0.70%	7/16/10	8/16/10	3,106,026	3,105,000
	0.70%	7/22/10	8/23/10	1,908,408	1,908,000
	0.70%	7/23/10	8/24/10	1,532,298	1,532,000
	0.70%	7/26/10	8/26/10	2,897,394	2,897,000
	0.99%	7/21/10	8/20/10	4,131,363	4,130,000
	1.00%	7/12/10	8/11/10	10,806,300	10,800,000
	1.00%	7/16/10	8/16/10	3,696,838	3,695,093
	1.35%	7/12/10	8/11/10	6,368,011	6,363,000
Citigroup	0.25%	7/21/10	8/19/10	15,563,297	15,562,000
Credit Suisse First Boston	0.50%	7/26/10	8/24/10	26,901,615	26,899,000
	0.50%	7/29/10	8/30/10	3,184,177	3,184,000
	0.50%	7/30/10	8/30/10	4,108,171	4,108,000
	0.55%	7/6/10	8/2/10	786,324	786,000
	0.55%	7/15/10	8/16/10	2,584,711	2,584,000
	0.55%	7/21/10	8/20/10	3,395,622	3,395,000
	0.65%	7/19/10	8/18/10	5,201,314	5,200,000
	0.70%	7/19/10	8/18/10	9,303,532	9,301,000
	0.70%	7/22/10	8/23/10	1,623,347	1,623,000
	0.70%	7/30/10	8/30/10	4,399,257	4,399,000
	0.75%	7/19/10	8/18/10	1,371,400	1,371,000
	0.75%	7/28/10	8/27/10	2,056,214	2,056,000
Goldman Sachs	0.25%	7/21/10	8/19/10	14,001,167	14,000,000
Greenwich	0.50%	7/22/10	8/23/10	1,321,202	1,321,000
	0.938%	7/19/10	8/19/10	2,153,785	2,153,000
	0.94%	7/15/10	8/16/10	9,598,509	9,594,000
	0.94%	7/16/10	8/17/10	2,283,013	2,282,000
	0.941%	7/12/10	8/11/10	5,830,198	5,827,000
	1.115%	7/29/10	8/30/10	2,786,345	2,786,000
	1.14%	7/16/10	8/17/10	4,475,408	4,473,000
	1.141%	7/12/10	8/11/10	3,202,130	3,200,000
	1.33%	7/21/10	8/20/10	1,897,841	1,897,000
	1.341%	7/12/10	8/11/10	7,054,514	7,049,000
JPMorgan Chase	0.70%	7/26/10	8/24/10	14,243,939	14,242,000
	0.70%	7/30/10	8/30/10	14,326,836	14,326,000
	0.75%	7/22/10	8/23/10	4,770,093	4,769,000
	0.75%	7/26/10	8/24/10	7,633,113	7,632,000
Morgan Stanley	1.00%	7/2/10	8/2/10	5,346,600	5,342,000
	1.00%	7/8/10	8/9/10	631,440	631,002
	1.05%	7/23/10	8/24/10	3,107,906	3,107,000
	1.10%	7/9/10	8/10/10	2,590,899	2,589,000
	1.10%	7/19/10	8/18/10	8,473,623	8,470,000
	1.10%	7/23/10	8/24/10	5,956,820	5,955,000
					$307,622,386

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2010 was $231,254,782 at a weighted average interest rate of 0.66%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2010 was $351,579,908.

At July 31, 2010, the Fund held $505,000 and $1,024,731 in principal value of Corporate Bonds and U.S. Treasury Bonds, respectively, and $2,634,000 in cash as collateral for open reverse repurchase agreements. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities will not be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•       Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•       Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•       Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/10
Investments in Securities - Assets
Mortgaged-Backed Securities	—	$321,101,039	$2,594,176	$323,695,215
Corporate Bonds & Notes:
Airlines	—	16,746,553	10,013,302	26,759,855
Utilities	$2,010,000	—	—	2,010,000
All Other	—	163,379,271	—	163,379,271
Asset-Backed Securities	—	58,683,280	—	58,683,280
U.S. Government Agency Securities	—	42,973,376	—	42,973,376
Senior Loans:
Utilities	1,547,500	—	—	1,547,500
All Other	—	14,725,692	—	14,725,692
Convertible Preferred Stock:
Financial Services	14,137,500	—	—	14,137,500
Utilities	—	1,421,194	—	1,421,194
Municipal Bonds	—	3,046,149	—	3,046,149
Sovereign Debt Obligations	—	1,476,542	—	1,476,542
Preferred Stock	692,060	—	—	692,060
U.S. Treasury Obligations	—	338,533	—	338,533
Short-Term Investments	—	28,498,013	—	28,498,013
Total Investments in Securities - Assets	$18,387,060	$652,389,642	$12,607,478	$683,384,180

Other Financial Instruments*- Assets
Credit Contracts	—	$1,242,177	—	$1,242,177
Foreign Exchange Contracts	—	607	—	607
Total Other Financial Instruments *- Assets	—	$1,242,784	—	$1,242,784

Other Financial Instruments*- Liabilities
Credit Contracts	—	$(180,964)	$(120,711)	$(301,675)
Foreign Exchange Contracts	—	(1,072,438)	—	(1,072,438)
Total Other Financial Instruments *- Liabilities	—	$(1,253,402)	$(120,711)	$(1,374,113)

Total Investments	$18,387,060	$652,379,024	$12,486,767	$683,252,851

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended July 31, 2010, was as follows:

					Net Change
	Beginning	Net			in Unrealized
	Balance	Purchases(Sales)	Accrued	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	10/31/09	and Settlements	Discounts	Gain	Depreciation	Level 3**	of Level 3	7/31/10
Investments in Securities - Assets
Mortgaged-Backed Securities	—	$2,110,550	$34,049	—	$449,577	—	—	$2,594,176
Corporate Bonds & Notes:
Airlines	$8,058,296	1,203,403	110,263	$44,568	596,772	—	—	10,013,302
Total Investments in Securities - Assets	$8,058,296	$3,313,953	$144,312	$44,568	$1,046,349	—	—	$12,607,478

Other Financial Instruments*- Liabilities
Credit Contracts	$122,850	—	—	—	$(182,823)	$(60,738)	—	$(120,711)

Total Investments	$8,181,146	$3,313,953	$144,312	$44,568	$863,526	$(60,738)	—	$12,486,767

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

** Transferred into Level 3 from Level 2 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of Level 3 investments and other financial instruments which the Fund held at July 31, 2010 was $1,066,175 and $(182,823), respectively.

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s Internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2010